--------------------------------------------------------------------------------
BLK Subsidiary, Inc.
Portfolio of Investments
June 30, 1998
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               Principal
Rating*          Amount                                                  Value
(Unaudited)      (000)             Description                          (Note 1)
--------------------------------------------------------------------------------
                           LONG-TERM INVESTMENTS--106.2%
                           MORTGAGE PASS-THROUGHS--2.7%
               $ 1,500++   Federal Home Loan Mortgage Corp.,
                             6.50%, 01/01/99 ....................... $ 1,495,313
                 5,940     Federal Housing Administration,
                             Massachusetts St. Housing
                             Finance Agency, Series A,
                             6.85%, 10/01/20 .......................   5,925,684
                           Federal National Mortgage
                             Association,
                30,000        6.50%, 03/25/27 ......................   6,825,000
                14,160++      7.00%, 10/01/22 - 06/01/26 ...........  14,359,524
                                                                      ----------
                                                                      28,605,521
                                                                      ----------
                           MULTIPLE CLASS MORTGAGE
                             PASS-THROUGHS--9.0%
AAA                346     Collateralized Mortgage
                             Securities Corp.,
                             Series F, Class F-4A,
                             11/01/15 ..............................     349,819
                           Federal Home Loan Mortgage
                             Corp., Multiclass
                             Mortgage Participation
                             Certificates,
                14,389       Series G-30, Class G-30-J,
                              02/25/23 (I) .........................   2,142,646
                12,576       Series G-32, Class G-32-PT,
                              02/25/19 (I) .........................   1,228,546
                34,304       Series 1261, Class 1261-H,
                              08/15/19 .............................  34,593,875
                   614       Series 1563, Class 1563-SB,
                              08/15/08 (ARM) .......................     621,838
                 1,758       Series 1606, Class 1606-SB,
                              11/15/08 (ARM) .......................   1,730,046
                 5,295       Series 1671, Class 1671-KD,
                              02/15/24 (ARM) .......................   5,202,456
                 5,471       Series 1970, Class 1970-PN,
                              06/15/15 (I) .........................     574,461
                            Federal National Mortgage
                             Association, REMIC
                            Pass-Through Certificates,
                15,000       Trust 1992-43,
                            Class 43-E, 04/25/22 ...................  15,530,850
                 1,500       Trust 1993-G17, Class 17-SH,
                              04/25/23 (ARM) .......................   1,044,735
                   822       Trust 1993-117, Class 117-S,
                              07/25/08 (ARM) .......................     791,387
                 7,605       Trust 1993-141, Class 141-PW,
                              06/25/18 (I) .........................     651,283
                 4,722       Trust 1993-196, Class 196-SM,
                              10/25/08 (ARM) .......................   4,213,621
                 4,706       Trust 1993-214, Class 214-SO,
                              12/25/08 (ARM) .......................   4,442,291
                 7,700       Trust 1994-54, Class 54-B,
                              11/25/23 (P) .........................   7,063,441
                11,066       Trust 1996-T6, Class T6-C,
                              02/26/01 .............................  11,062,701
                 2,735       Trust 1996-T6, Class T6-D,
                              02/26/01 .............................   2,758,201
                 6,465     Government National Mortgage
                             Association, REMIC,
                             Trust 1994-1, Class 1-PL,
                             06/16/24 (I) ..........................   1,125,415
                                                                      ----------
                                                                      95,127,612
                                                                      ----------

                           COMMERCIAL MORTGAGE BACKED
                             SECURITIES--6.5%
BBB             10,000     CBA Mortgage Corp.,
                             Series 1993-C1, Class D,
                             7.76%, 12/25/03 .......................  10,020,914
AA+              3,444     Central Life Assurance Co.,
                             Series 1994-1, Class A2,
                             8.90%, 11/01/20 .......................   3,558,873
AAA      1      26,145     Credit Suisse First Boston Mortgage,
                             Series 1997, Class C-1,
                             06/20/29, (I/O) .......................  13,946,336
AAA              5,200     PaineWebber Mortgage
                             Acceptance Corp.,
                             Series 1995-M1, Class A,
                              6.70%, 01/15/07 ......................   5,282,827
                           Resolution Trust Corp.,
AA-              3,963       Series 1992-C6, Class B,
                              7.70%, 07/25/24 ......................   3,943,225
AA               8,050       Series 1994-C1, Class C,
                              8.00%, 06/25/26 ......................   8,160,688
A                5,521       Series 1994-C2, Class D,
                              8.00%, 04/25/25 ......................   5,588,110
AA               4,684     Salomon Brothers Mortgage
                             Acceptance Corp.,
                             Series 1997-TZH,
                             Class A1, 7.15%, 03/25/25 .............   4,889,207
AAA             12,800     Structured Asset Securities
                           Corp., Series 1996-CFL,
                           Class B, 6.30%, 02/25/28 ................  12,778,166
                                                                      ----------
                                                                      68,168,346
                                                                      ----------
                           CORPORATE BONDS--26.4%
                            BANKING AND FINANCE--12.2%
A3               1,300@    Amsouth Bancorporation,
                            6.75%, 11/01/25 ........................   1,336,066
A-               5,000     Aristar Inc.,
                            7.25%, 06/15/01 ........................   5,153,350

See Notes to Financial Statements.

--------------------------------------------------------------------------------
               Principal
Rating*          Amount                                                  Value
(Unaudited)      (000)             Description                          (Note 1)
--------------------------------------------------------------------------------
                           CORPORATE BONDS
                            BANKING AND FINANCE--(CONT'D)
                          Associates Corp.,
AA-            $ 5,000     6.68%, 07/25/00 ........................ $  5,068,700
AA-              5,000     7.46%, 03/28/00 ........................    5,127,000
A-              15,000    Donaldson, Lufkin & Jenrette,
                           5.625%, 02/15/16 .......................   14,830,050
A+               6,750    Goldman Sachs Group LP,
                           6.20%, 12/15/00 ........................    6,785,437
A3               5,000    Great Western Financial Corp.,
                           6.375%, 07/01/00 .......................    5,037,900
A1               5,700    Meridian Bancorp Inc.,
                           6.625%, 06/15/00 .......................    5,768,362
                          Merrill Lynch & Co. Inc.,
AA-              7,200     6.00%, 01/15/01 ........................    7,203,888
AA-              5,800     6.00%, 03/01/01 ........................    5,806,902
A+               3,800    Morgan Stanley Inc.,
                           5.75%, 02/15/01 ........................    3,778,720
Aa3             10,000    NationsBank Corp.,
                           7.00%, 09/15/01 ........................   10,278,700
A               12,500    Salomon Inc.,
                           6.625%, 11/30/00 .......................   12,658,875
                          Salomon Smith Barney Holdings Inc.,
A               13,000     5.875%, 02/01/01 .......................   12,937,600
A                3,600     7.00%, 05/15/00 ........................    3,661,704
A                1,925    Security Pacific Corp.,
                           11.00%, 03/01/01 .......................    2,157,176
A-              15,000    Transamerica Finance Corp.,
                           6.75%, 06/01/00 ........................   15,208,350
A2               5,000    Union Planters National Bank,
                           6.76%, 10/30/01 ........................    5,100,892
                                                                      ----------
                                                                     127,899,672
                                                                      ----------
                          INDUSTRIAL--5.5%
BBB              7,500    Erac Usa Finance Co.,
                           7.00%, 06/15/00 ........................    7,610,137
A               10,000    Ford Motor Credit Co.,
                           6.18%, 12/27/01 ........................   10,058,200
A               20,600    General Motors Acceptance Corp.,
                           6.125%, 09/18/98 .......................   20,617,620
BBB-             6,000    RJR Nabisco Brands Inc.,
                           8.00%, 07/15/01 ........................    6,040,260
                          Sears Roebuck & Co.,
A-               4,250     6.50%, 06/15/00 ........................    4,293,095
A-               5,000     7.29%, 04/24/00 ........................    5,100,716
BBB              3,500    Tenneco Credit Corp.,
                           8.075%, 10/01/02 .......................    3,728,025
                                                                      ----------
                                                                      57,448,053
                                                                      ----------
                          UTILITIES--1.3%
BBB              9,000    Pacificorp Holdings, Inc.,
                           6.75%, 04/01/01 .........................   9,010,530
BBB+             5,000    Potomac Capital Corp.,
                           6.90%, 08/09/00 .........................   5,049,350
                                                                      ----------
                                                                      14,059,880
                                                                      ----------
                          YANKEE--7.4%
                          African Development Bank,
Aa1              5,000     7.75%, 12/15/01 .........................   5,254,816
Aaa              3,350     8.625%, 05/01/01 ........................   3,569,431
BBB-             3,000    Colombia (Republic of),
                           8.00%, 06/14/01 .........................   3,000,000
BBB-            15,000    Empresa Electric Guacolda,
                           7.60%, 04/30/01 .........................  14,893,484
A                4,000    Household Finance Corp.,
                           7.45%, 04/01/00 .........................   4,093,040
A+              18,000    Quebec (Province of),
                           9.125%, 08/22/01 ........................  19,452,848
BBB-            12,000    Transpatadora de Gas,
                           10.25%, 04/25/01 ........................  12,241,972
A-              15,000    US Remittance Master Trust,
                           7.57%, 01/01/01 .........................  15,079,687
                                                                      ----------
                                                                      77,585,278
                                                                      ----------

                          ASSET-BACKED SECURITIES--11.8%
BBB+             5,290    Amresco Securitized Interest,
                           Series 1996-1, Class A, 8.10%,
                           04/26/26 ................................   5,210,206
AAA             23,715    Brazos Student Finance Corp.,
                           Series 1998-A, Class A,
                           06/01/06 ................................  23,707,968
BaA2            10,000    Broad Index Secured Trust Offering,
                           6.58%, 03/26/01 .........................  10,019,239
AAA             18,205    Chase Manhattan Grantor Trust,
                           Series 1996-B, Class A, 6.61%,
                            09/15/02 ...............................  18,341,462
AAA             35,000@   Citibank Credit Card Trust,
                           Series 1996-1, Class A, 5.79%,
                            02/07/03 ...............................  30,045,050
AAA              2,222    NationsBank Auto Grantor Trust,
                           Series 1995-A, Class A, 5.85%,
                           06/15/02 ................................   2,223,049
AAA              5,750    Standard Credit Card Master Trust,
                           Series 1995-3, Class A, 7.85%,
                           02/07/02 ................................   5,915,313
                          Structured Mortgage Asset
                           Residential Trust,
A               10,563     Series 1997-2, 8.24%,
                           03/15/06 ................................  10,650,958
A               11,268     Series 1997-3, 8.57%,
                           04/15/06 ................................  11,452,408
A                6,378     Series 1997-4, Class A, 7.85%,
                           09/15/01 ................................   6,423,555
                                                                      ----------
                                                                     123,989,208
                                                                      ----------

                          STRIPPED MORTGAGE-BACKED
                           SECURITIES--6.2%
AAA              6,404    Bear Stearns Secured Investments,
                           12/01/18 (P/O) ..........................   6,228,234
Aaa              4,265    CMO Mortgage Investors Trust,
                           Trust 7, Class P,
                           09/22/21 (I/O) ..........................   1,071,756

See Notes to Financial Statements.

--------------------------------------------------------------------------------
               Principal
Rating*          Amount                                                  Value
(Unaudited)      (000)             Description                          (Note 1)
--------------------------------------------------------------------------------
                          STRIPPED MORTGAGE-BACKED
                           SECURITIES--(CONT'D)
                         Collateralized Mortgage Securities Corp.,
AAA            $ 1,267    Series 1990-5, Class 5-L,
                           09/20/20 (I/O) ..........................   $  32,849
AAA              3,320    Series 1991-9, Class M,
                           11/20/21 (I/O) ..........................     501,642
                         Federal Home Loan Mortgage Corp.,
                17,650    Series G-3, Class G-3-S,
                           04/25/19 (I/O) ..........................     749,964
                 4,482    Series 113, Class 113-M,
                           05/15/21 (I/O) ..........................   1,093,122
                13,205    Series 181, Class 181-F,
                           08/15/21 (I/O) ..........................   1,764,025
                 1,127    Series 1125, Class 1125-F,
                           08/15/21 (I/O) ..........................     303,780
                   691    Series 1338, Class 1338-Q,
                           08/15/07 (P/O) ..........................     594,054
                 4,700    Series 1360, Class 1360-PT,
                           12/15/17 (I/O) ..........................     696,319
                 4,700    Series 1378, Class 1378-DA,
                           01/15/18 (I/O) ..........................     938,567
                 2,941    Series 1388, Class 1388-G,
                           05/15/06 (I/O) ..........................     447,010
                 3,646    Series 1404, Class 1404-E,
                           01/15/06 (I/O) ..........................     408,813
                15,456    Series 1621, Class 1621-SJ,
                           10/15/20 (I/O) ..........................     661,377
                 6,506    Series 1662, Class 1662-PO,
                           01/15/09 (P/O) ..........................   5,134,307
                         Federal National Mortgage Association,
                 2,370    Trust 5, Class 1, 09/01/07 (P/O) .........   1,967,716
                 1,675    Trust 25, Class 2,
                           02/01/13 (P/O) ..........................     160,604
                 1,196    Trust 60, Class 1,
                           01/01/19 (P/O) ..........................     970,255
                 1,400    Trust 1990-76, Class 76-N,
                           07/25/20 (I/O) ..........................      36,216
                 1,900    Trust 1990-106, Class 106-K,
                           09/25/20 (I/O) ..........................     435,146
                   532    Trust 1991-G44, Class G44-H,
                           11/25/21 (P/O) ..........................     488,547
                   839    Trust 1991-29, Class 29-J,
                           04/25/21 (I/O) ..........................     273,260
                 2,400    Trust 1991-80, Class 80-Q,
                           07/25/21 (I/O) ..........................     726,870
                11,523    Trust 1992-G45, Class G45-2,
                           08/25/22 (I/O) ..........................   2,886,515
                14,744    Trust 1993-152, Class 152-D,
                           08/25/23 (P/O) ..........................  14,292,060
                 1,162    Trust 1993-222, Class 222-B,
                           07/25/22 (P/O) ..........................   1,072,387
                20,874    Trust 1993-257, Class 257-A,
                           06/25/23 (P/O) ..........................  19,052,723
                47,180    Trust 1997-37, Class 37-SX,
                           08/18/18 (I/O) ..........................     855,140
AAA              6,148    Merrill Lynch Trust,
                          Series 43, Class F, 08/27/15 (I/O) .......     879,093
                                                                    ------------
                                                                      64,722,351
                                                                    ------------
                          U.S. GOVERNMENT SECURITIES--20.7%
                           U.S. Treasury Bonds,
               125,000+     6.125%, 11/15/27 ....................... 133,945,000
                71,329      3.625%, 04/15/28 (CPI) .................  70,459,934
                           U.S. Treasury Notes,
                12,500      6.125%, 08/15/07 .......................  13,005,875
                                                                    ------------
                                                                     217,410,809
                                                                    ------------
                          TAXABLE ZERO COUPON BONDS--10.8%
               133,000+   U.S. Treasury Receipt,
                            05/15/01 ............................... 113,790,810
                                                                    ------------
                          TAXABLE MUNICIPAL BONDS--2.6%
AAA              1,000     Kern County California Pension
                           Obligation, 6.27%, 08/15/01 .............   1,009,440
AAA              2,035    Long Beach California Pension
                           Obligation, 6.45%, 09/01/01 .............   2,064,813
AAA              6,000    Los Angeles County
                          California Pension Obligation,
                           Series D, 6.38%, 06/30/01 ...............   6,072,720
                          New York City, G.O., Series 1,
BBB+             5,000     6.40%, 03/15/01 .........................   5,044,750
BBB+             5,000     7.24%, 04/15/01 .........................   5,151,800
BBB              1,000    New York State Environmental
                           Facility Auth., Series A,
                           6.62%, 03/15/01 .........................   1,013,100
BBB              3,345    New York State Housing
                          Finance Agency, Series B,
                           7.14%,  09/15/02 ........................   3,469,869
BBB              2,000    New York  State  Urban Development
                           Corp., Series B,
                           6.90%, 04/01/01 .........................   2,040,500
A                1,000    St. Joseph's Health System
                           California, Series A,
                           7.02%, 07/01/01 .........................   1,027,220
                                                                    ------------
                                                                      26,894,212
                                                                    ------------
                          STRIPPED MONEY MARKET INSTRUMENTS--9.5%
AAA             65,000    Aim Prime Money Market Portfolio,
                           Zero Coupon, 01/02/01 ...................  56,697,680
AAA             50,000    Goldman Sachs Money Market,
                           Zero Coupon, 01/02/01 ...................  43,592,850
                                                                   -------------
                                                                     100,290,530
                                                                   -------------
                          Total long-term investments
                           (cost $1,112,537,739) ..............   $1,115,992,282
                                                                  --------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
            Principal
              Amount                                                  Value
              (000)             Description                          (Note 1)
--------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS--0.6%
                          CALL OPTIONS PURCHASED--0.6%
                          Interest Rate Swap,
            $ 80,000     6.20%, over 3 month LIBOR,
                           expires 08/13/99                         $ 2,292,800
             103,000     5.85%, over 3 month LIBOR,
                           expires 08/07/00                           2,147,550
             235,000     5.82%, over 3 month LIBOR,
                           expires 01/11/99                           1,076,535
             235,000     5.92%, over 3 month LIBOR,
                           expires 08/21/98                           1,022,250
                                                                  -------------
                                                                      6,539,135
                                                                  -------------
                       Put Options Purchased--0.0%
             200,000   Interest Rate Swap, 6.90% over
                         3 month LIBOR, expires 10/30/98                124,000
                                                                  -------------
                       Total short-term investments
                         (cost $9,466,175)                            6,663,135
                                                                  -------------

                       Total investments before
                         call options written--106.8%
                         (cost $1,122,003,914)                    1,122,655,417
                                                                  -------------

                       Call Options Written--(0.3%)
                       Interest Rate Swap,
            (450,000)      3 month LIBOR over 5.25%,
                           expires 12/01/98                            (380,250)
            (152,750)      3 month LIBOR over 5.80%,
                           expires 01/11/99                          (1,439,822)
            (152,750)      3 month LIBOR over 5.90%,
                           expires 09/21/98                          (1,088,649)
                                                                  --------------
                     Total call options written
                       (premium received $4,101,257)                 (2,908,721)
                                                                  --------------
                     Total investments net of
                       call options written--106.5%               $1,119,746,696
                     Liabilities in excess of other
                       assets--(6.5%)                               (69,083,313)
                                                                  --------------
                     NET ASSETS--100%                             $1,050,663,383
                                                                  ==============
------------
 *  Using the higher of Standard & Poor's or Moody's rating.
 + Partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4.
 ++ Includes mortgage dollar roll of $12,903,516. See Note 4.
 @  Entire principal amount pledged as collateral for futures transactions.


--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS
    ARM    -- Adjustable Rate Mortgage.
    CMO    -- Collateralized Mortgage Obligation.
    CPI    -- Consumer Price Index.
    G.O.   -- General Obligation Bond.
    I      -- Denotes a CMOwith Interest only characteristics.
    I/O    -- Interest Only. LIBOR -- London InterBank Offer Rate.
    P      -- Denotes a CMO with  Principal  only  characteristics.
    P/O    -- Principal Only.
    REMIC  -- Real Estate Mortgage Investment Conduit.
--------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
BLK SUBSIDIARY, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $1,122,003,914)
   (Note 1) ..................................................   $1,122,655,417
Cash .........................................................          207,686
Deposits with brokers as collateral for
   investments sold short (Note 1) ...........................        1,365,000
Receivable for investments sold ..............................        2,183,469
Interest receivable ..........................................       10,418,312
                                                                 --------------
                                                                  1,136,829,884
                                                                 --------------
LIABILITIES
Reverse repurchase agreements (Note 4) .......................       51,664,500
Interest rate caps written, at value
   (unamortized premium $1,035,412) (Note 1) .................        3,146,660
Call options written, at value
   (premium received $4,101,257) (Note 1) ....................        2,908,721
Payable for investments purchased ............................       22,403,584
Unrealized depreciation on interest rate swaps ...............          890,783
Due to broker-variation margin ...............................          436,774
Due to Parent (Note 2) .......................................        4,715,479
                                                                 --------------
                                                                     86,166,501
                                                                 --------------

NET ASSETS ...................................................   $1,050,663,383
                                                                 ==============
Net assets were comprised of:
   Common stock, at par (Note 5) .............................   $    1,420,106
   Paid-in capital in excess of par ..........................    1,012,807,310
                                                                 --------------
                                                                  1,014,227,416
   Undistributed net investment income .......................       39,955,294
   Accumulated net realized loss .............................       (1,412,663)
   Net unrealized depreciation ...............................       (2,106,664)
                                                                 ---------------
   Net assets, June 30, 1998 .................................    $1,050,663,383
                                                                 ===============
Net asset value per share:
   ($1,050,663,383 / 142,010,583 shares of
   common stock issued and outstanding) ......................             $7.40
                                                                           =====

--------------------------------------------------------------------------------
BLK SUBSIDIARY, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 17, 1997
(COMMENCEMENT OF OPERATIONS)
TO JUNE 30, 1998
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
Income
   Interest (net of premium amortization of
     $3,618,033 and net of interest expense of
     $17,662,221) ..............................................    $44,670,773
                                                                    -----------
Expenses
   Investment advisory .........................................      2,886,658
   Administration ..............................................        721,665
   Custodian ...................................................        163,000
   Audit .......................................................         61,000
   Directors ...................................................         54,000
   Legal .......................................................         51,000
   Miscellaneous ...............................................        120,226
                                                                    -----------
     Total Expenses ............................................      4,057,549
                                                                    -----------
Net investment income before excise tax ........................     40,613,224
   Excise tax ..................................................        657,930
                                                                    -----------
Net investment income ..........................................     39,955,294
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 3)
Net realized gain (loss) on:
  Investments .................................................      24,735,810
  Short sales .................................................     (12,354,016)
   Options ....................................................      (6,508,663)
   Swaps ......................................................      (1,430,596)
  Futures .....................................................      (5,855,198)
                                                                    -----------
                                                                     (1,412,663)
                                                                    -----------
Net change in unrealized appreciation (depreciation) on:
  Investments .................................................         651,503
  Options written .............................................       1,192,536
   Swaps ......................................................        (890,783)
   Interest Rate Caps .........................................      (2,111,248)
   Futures ....................................................        (948,672)
                                                                    -----------
                                                                     (2,106,664)
                                                                    -----------
Net loss on investments .......................................      (3,519,327)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................     $36,435,967
                                                                    ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
BLK SUBSIDIARY, INC.
STATEMENT OF CASH FLOWS
FOR THE PERIOD OCTOBER 17, 1997
(COMMENCEMENT OF OPERATIONS)
TO JUNE 30, 1998
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

Cash flows used for operating activities:
   Interest received, net of interest purchased ...............  $   51,914,682
   Interest expense paid ......................................     (17,662,221)
   Purchase of long-term portfolio investments ................  (2,697,269,164)
   Proceeds from disposition of long-term
     portfolio investments ....................................   2,611,559,889
                                                                 --------------
   Net cash flows used for operating activities ...............     (51,456,814)
                                                                 --------------
Cash flows provided by financing activities--
   Increase in reverse repurchase agreements ..................      51,664,500
                                                                 --------------
Net increase in cash ..........................................         207,686
Cash at beginning of period ...................................             --
                                                                 --------------
Cash at end of period .........................................  $      207,686
                                                                 ==============

RECONCILIATION OF NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS TO NET CASH FLOWS
USED FOR OPERATING ACTIVITIES
Net increase in net assets resulting
from operations ...............................................  $   36,435,967
                                                                 --------------
Increase in investments .......................................    (111,947,328)
Net realized loss .............................................       1,412,663
Increase in unrealized  depreciation ..........................       2,106,664
Increase in interest receivable ...............................     (10,418,312)
Increase in  deposits  with  brokers ..........................      (1,365,000)
Increase  in options  written .................................       2,908,721
Increase in payable for investments  purchased ................      22,403,584
Increase in interest rate caps ................................       3,146,660
Increase in variation  margin  receivable .....................         436,774
Increase in unrealized depreciation on
   interest rate swaps ........................................         890,783
Increase in receivable for investments sold ...................      (2,183,469)
Increase in due to Parent .....................................       4,715,479
                                                                 --------------
Total adjustments .............................................     (87,892,781)
                                                                 --------------
   Net cash flows used for operating activities ...............  $  (51,456,814)
                                                                 ==============

   Noncash Financing Activity:
Transfer of assets from BlackRock 2001 Term
   Trust Inc. in exchange for shares issued ...................  $1,014,227,416
                                                                 ==============

--------------------------------------------------------------------------------
BLK SUBSIDIARY, INC.
STATEMENT OF CHANGES
IN NET ASSETS
--------------------------------------------------------------------------------


                                                         FOR THE PERIOD
                                                        OCTOBER 17, 1997
                                                         (COMMENCEMENT
                                                       OF OPERATIONS) TO
                                                         JUNE 30, 1998
                                                      ---------------------
INCREASE (DeCREASE) IN
IN NET ASSETS
Operations:
Net investment income ................................   $   39,955,294
   Net realized loss .................................       (1,412,663)
   Net change in unrealized
      depreciation                                           (2,106,664)
                                                         --------------
   Net increase in net assets
      resulting from
      operations .....................................       36,435,967

Transfer of assets
  from BlackRock 2001
  Term Trust Inc. in
  exchange for
  shares issued ......................................    1,014,227,416
                                                         --------------
Total increase .......................................    1,050,663,383

NET ASSETS
Beginning of period                                                  --
                                                         --------------
End of period ........................................   $1,050,663,383
                                                         ==============


See Notes to Financial Statements.

--------------------------------------------------------------------------------
BLK SUBSIDIARY, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            OCTOBER 17, 1997*
                                                                                                 THROUGH
                                                                                              JUNE 30, 1998
                                                                                            ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............................................              $    7.14
                                                                                                 ---------

   Net investment income (net of $0.12 of interest expense) .......................                   0.28
   Net realized and unrealized loss ...............................................                  (0.02)
                                                                                                 ---------
Net increase from investment operations ...........................................                   0.26
                                                                                                 ---------

NET ASSET VALUE, END OF PERIOD ....................................................              $    7.40
                                                                                                 =========
TOTAL INVESTMENT RETURN+: .........................................................                  3.64%
RATIOS TO AVERAGE NET ASSETS:
Operating expenses@ ...............................................................                  0.56%++
Net investment income .............................................................                  5.54%++

SUPPLEMENTAL DATA:
Average net assets (in thousands) .................................................             $1,024,887
Portfolio turnover ................................................................                   182%
Net assets, end of period (in thousands) ..........................................             $1,050,663
Reverse repurchase agreements outstanding, end of period (in thousands) ...........             $   51,665
Asset coverage+++ .................................................................             $   21,336
-------------

   * Commencement of operations.
   @ The ratio of operating expenses, including interest expense, to average net assets was 3.01%++ for the period indicated above. The ratio of operating expenses, including interest expense and excise tax, to average net assets was 3.10%++ for the period indicated above.
   + This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of common stock at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested. Total investment return for periods of less than one full year are not annualized.
  ++ Annualized.
 +++ Per $1,000 of reverse repurchase agreement outstanding.

     The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BLK SUBSIDIARY INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION &                               BLK  Subsidiary,  Inc. (the
ACCOUNTING                                           "Trust")  was  incorporated
POLICIES                                             under the laws of the State
of Maryland on October 17, 1997, and is a diversified closed-end management investment company. The Fund was incorporated solely for the purpose of receiving all or a substantial portion of the assets of The BlackRock 2001 Term Trust Inc. (the "2001 Term Trust"), incorporated under the laws of the State of Maryland and as such, a wholly-owned subsidiary of the 2001 Term Trust. The Trust's investment objective is to manage a portfolio of investment grade fixed income securities while providing cash flow definition to the 2001 Term Trust. No assurance can be given that the Trust's investment objective will be achieved.

   The following is a summary of significant accounting policies followed by the Trust.

SECURITIES VALUATION: The Trust values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades unless the Trust's Board of Directors determine that such price does not reflect its fair value, in which case it will be valued at its fair value as determined by the Trust's Board of Directors. Any securities or other assets for which such current market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors.

   Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase is 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.

   In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option selling and purchasing is used by the Trust to effectively "hedge" positions so that changes in interest rates do not change the duration of the portfolio unexpectedly. In general, the Trust uses options to hedge a long or short position or an overall portfolio that is longer or shorter than the benchmark security. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a position or a portfolio against price declines if a portfolio is long. In the same sense, call options can be purchased to hedge a portfolio that is shorter than its benchmark against price changes. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.

   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or loss on investment transactions.

   The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

   Swap options may be used by the Trust to manage the duration of the Trust's portfolio reflecting the view of the Trust's management in the direction of interest rates.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust can effectively "hedge" positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

   The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is also at the risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market. In addition, since futures are used to shorten or lengthen a portfolio's duration, there is a risk that the portfolio may have temporarily performed better without the hedge or that the Trust may lose the opportunity to realize appreciation in the market price of the underlying positions.

SHORT SALES: The Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITIES LENDING: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust. The Trust did not engage in securities lending during the period ended June 30, 1998.

INTEREST RATE SWAPS: In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust does not anticipate non-performance by any counterparty.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess , if any, of a floating rate over a specified fixed or floating rate.

   Interest rate caps are intended to both manage the duration of the Trust's portfolio and its exposure to changes in short-term rates. Owning interest rate caps reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Trust experiences primarily in the form of leverage.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

   Interest rate floors are used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Owning interest rate floors reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from falling short term rates, which the Trust experiences primarily in the form of leverage.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust amortizes premium and accretes discount on securities purchased using the interest method. Expenses are recorded on the accrued basis which may require the use of certain estimates by management.

TAXES: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. As part of its tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amount.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS                                   The Trust has an Investment
                                                     Advisory   Agreement   with
BlackRock Financial Management, Inc. (the "Adviser") a wholly-owned corporate subsidiary of PNC Asset Management Group, Inc., the holding company for PNC's asset management business, and an Administration Agreement with Mitchell Hutchins Asset Management Inc. (the "Administrator"), a wholly-owned subsidiary of PaineWebber Incorporated.

   The Trust reimburses the 2001 Term Trust for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of net assets which are held by the Trust relative to the net assets of the 2001 Term Trust.

NOTE 3. PORTFOLIO                                   Purchases   and   sales   of
SECURITIES                                          investment securities, other
                                                    than short-term  investments
and dollar rolls, for the period ended June 30, 1998 aggregated $2,584,056,285 and $2,451,550,552, respectively.

   In addition, the Trust received investments valued at $1,014,227,416 in exchange for common shares of the Trust.

   The Trust may invest up to 40% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities"). At June 30, 1998, the Trust did not hold any illiquid securities.

   The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears) or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services,Inc. It is possible under certain circumstances, PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc. could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Securities, Inc.

The federal income tax basis of the Trust's investments at June 30, 1998 was substantially the same as the basis for financial reporting and accordingly, net unrealized depreciation for federal income tax purposes was $2,106,664 (gross unrealized appreciation -- $24,812,964; gross unrealized depreciation -- $26,919,628).
   Details of open financial futures contracts at June 30, 1998 are as follows:

                                               VALUE AT       VALUE AT
NUMBER OF                      EXPIRATION       TRADE         JUNE 30,           UNREALIZED
CONTRACTS           TYPE          DATE          DATE            1998            DEPRECIATION
--------            -----      ----------     ---------      ----------         ------------
Short position:
  106          5 Yr. T-Note       Sept.       $(11,570,914)  $ (11,626,875)     $   (55,961)
1,500         30 Yr. T-Bond       Sept.       (184,497,914)   (185,390,625)        (892,711)
                                                                                 ----------
                                                                                $  (948,672)
                                                                                 ==========

The Trust has entered into three interest rate caps. Under the first agreement, the Trust paid a transaction fee and will receive the excess, if any, of a floating rate over a fixed rate. Under the second and third agreements, the trust received transaction fees and will pay the excess, if any, of a floating rate over a fixed rate. Details of the caps at June 30, 1998 are as follows:


NOTIONAL                                                                   VALUE AT
 AMOUNT        FIXED          FLOATING       TERMINATION      UNAMORTIZED   JUNE 30,        UNREALIZED
  (000)        RATE             RATE             DATE            COST        1998         DEPRECIATION
 -------       -----        ------------    -------------    ------------  ----------    -------------
Purchased:
$120,000       6.00%       3 month LIBOR      02/19/02       $2,044,567    $1,060,800     $(983,767)

  Sold:
(300,000)    3 Yr. CMT     3 month LIBOR      08/08/01       (1,959,301)   (2,490,000)     (530,699)
(200,000)    5 Yr. CMT     3 month LIBOR      08/12/01       (1,120,678)   (1,717,460)     (596,782)
                                                                         ------------   -----------
                                                                          $(3,146,660)  $(2,111,248)
                                                                         ============   ===========

  Details of open interest rate swaps at June 30, 1998 are as follows:

NOTIONAL                                                                                UNREALIZED
 AMOUNT                           FIXED          FLOATING           TERMINATION        APPRECIATION
  (000)            TYPE           RATE              RATE               DATE           (DEPRECIATION)
 -------          -----           -----          --------           -----------       -------------
Purchased:
$509,250       Interest Rate      6.37%        2 Yr. Forward          07/27/00          $ 4,669,823
 280,000          Basis        10 Yr. CMT      3 month LIBOR          05/28/03             (610,400)
  10,908       Interest Rate      7.23%        10 Yr. Forward         06/15/11             (756,939)
  Sold:
(350,000)      Interest rate      6.42%        3 Yr. Forward          07/27/01           (5,105,100)
 (10,908)      Interest Rate      7.23%        10 Yr. Forward         06/15/11              911,833
                                                                                        -----------
                                                                                        $ (890,783)
                                                                                        ===========

NOTE 4. BORROWINGS                                        REVERSE     REPURCHASE
                                                          AGREEMENTS:  The Trust
may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's Board of Directors. Interest on the value of the reverse repurchase agreements issued and outstanding will be based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender the value of which at least equals the principal amount of the reverse repurchase transaction, including accrued interest.

   The average daily balance of reverse repurchase agreements outstanding during the period ended June 30, 1998, was approximately $362,072,549 at a weighted average interest rate of approximately 4.87%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the period ended June 30, 1998, was $628,262,813 as of February 28, 1998, which was 31.61% of total assets.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities.The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

   The average monthly balance of dollar rolls outstanding during the period ended June 30, 1998, was approximately $13,137,612. For the period ended June 30, 1998, the maximum amount of dollar rolls outstanding at any month end was $15,421,094 as of the close of October 31, 1997, which was 1.52% of total assets.


NOTE 5. CAPITAL                                   There  are  200 million shares
                                                  of $.01 par value common stock
authorized. The 2001 Term Trust owned all of the 142,010,583 shares outstanding at June 30, 1998.

BlackRock


DIRECTORS
Laurence D. Fink, CHAIRMAN
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
James Grosfeld
James Clayburn La Force, Jr.
Walter F. Mondale
Ralph L. Schlosstein

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Scott Amero, VICE PRESIDENT
Keith T. Anderson, VICE PRESIDENT
Michael C. Huebsch, VICE PRESIDENT
Robert S. Kapito, VICE PRESIDENT
Richard M. Shea, VICE PRESIDENT/TAX
Henry Gabbay, TREASURER
James Kong, ASSISTANT TREASURER
Karen H. Sabath, SECRETARY

INVESTMENT ADVISER
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154
(800) 227-7BFM

ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, NY 10019

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171
(800) 699-1BFM

INDEPENDENt AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of any securities.

                                                  BLK SUBSIDIARY, INC.
                                    c/o Mitchell Hutchins Asset Management Inc.
                                                     32nd Floor
                                            1285 Avenue of the Americas
                                                New York, NY 10019
                                                                     09247T-10-0
[LOGO] Printed on recycled paper


BLK Subsidiary, Inc.
========================
Annual Report
June 30, 1998

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